Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Current Assets

At June 30, 2025 and December 31, 2024, prepaid expenses and current assets consisted of the following.

	June 30, 2025	December 31, 2024
	(Unaudited)
Interest receivable (1)	$391,675	$434,288
Deposits (2)	-	1,010,000
Other receivables, net (3)	6,829	62,009
Total	$398,504	$1,506,297

(1)	Interest receivable primarily consists of interest from loans to third parties and from investments.

(2)	On March 11, 2024, the Company and Jia Yuanbin, sole shareholder of Viva Champion Limited (“Viva”), executed a letter of intent for a possible acquisition of the 100% equity interest in Viva that was held by Jia Yuanbin (the “LOI”). In accordance with the LOI, the Company paid a refundable deposit of $1,010,000 on April 15, 2024 to HK Jrui Trade Co Limited (“HK Jrui”) as requested by Jia Yuanbin. In March 2025, Viva refunded the deposit due to the failed acquisition.

(3)	Other receivables primarily consist of reserve funds and social security.